SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 548,523	$ 441,860	$ 397,321
Americas [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	157,803	135,560	101,240
Europe, Middle East and Africa [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	87,629	91,839	79,904
Asia-Pacific [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 303,091	$ 214,461	$ 216,177